UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended:  March 31, 2011

Institutional Investment manager Filing this Report:

Name:       Valley Forge Capital Advisors Inc.
Address:    11 General Warren Blvd., Ste. 1
	    Malvern, PA  19355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:       Kathy Roman
Title:      Chief Compliance Officer
Phone:      610-232-1777
Signature, place and date of signing:

   Kathy Roman,  Malvern, PA,  October 27, 2010
Report type:
[X]  13F HOLDINGS REPORT.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO CL A    COM              002896207     1888    32169 SH       Sole                    13071             19098
ACE LTD                        COM              H0023R105     3664    56627 SH       Sole                    23007             33620
AFLAC INCORPORATED             COM              001055102     2342    44376 SH       Sole                    18032             26344
AMERIPRISE FINANCIAL INC       COM              03076C106     2695    44118 SH       Sole                    17925             26193
APPLE, INC                     COM              037833100     5063    14529 SH       Sole                     5902              8627
ARCHER DANIELS MIDLAND CO      COM              039483102     4033   112001 SH       Sole                    45509             66492
AUTODESK INC                   COM              052769106     3217    72922 SH       Sole                    29642             43280
BARRICK GOLD CORP              COM              067901108     2015    38809 SH       Sole                    15769             23040
BUNGE LTD                      COM              G16962105     2656    36722 SH       Sole                    14920             21802
CF INDUSTRIES HOLDINGS INC     COM              125269100     2271    16600 SH       Sole                     6745              9855
CHEVRON CORPORATION            COM              166764100     5183    48219 SH       Sole                    19596             28623
CITIGROUP INC COM              COM              172967101     1463   330989 SH       Sole                   134486            196503
CLIFFS NATURAL RESOURCES INC   COM              18683K101     4709    47912 SH       Sole                    19467             28445
CMS ENERGY CORP                COM              125896100     3748   190815 SH       Sole                    77530            113285
CONOCOPHILLIPS                 COM              20825C104     3693    46239 SH       Sole                    18788             27451
CSX CORP COM                   COM              126408103     3908    49723 SH       Sole                    20198             29525
CUMMINS INC                    COM              231021106     4066    37093 SH       Sole                    15071             22022
DEERE & COMPANY                COM              244199105     2844    29358 SH       Sole                    11928             17430
DR PEPPER SNAPPLE GROUP        COM              26138E109     2266    60969 SH       Sole                    24774             36195
DU PONT E I DE NEMOURS & CO    COM              263534109     3780    68758 SH       Sole                    27938             40820
EXXON MOBIL CORP               COM              30231G102     5540    65845 SH       Sole                    26759             39086
F5 NETWORKS INC COM            COM              315616102     2084    20318 SH       Sole                     8255             12063
FIRST SOLAR INC                COM              336433107     3767    23419 SH       Sole                     9514             13905
FORD MOTOR CO                  COM              345370860     2976   199619 SH       Sole                    81108            118511
FREEPORT MCMORAN COP & GOLD    COM              35671D857     3864    69554 SH       Sole                    28256             41298
GILEAD SCIENCES INC            COM              375558103     1874    44132 SH       Sole                    17931             26201
GOOGLE INC CL A                COM              38259P508     3918     6678 SH       Sole                     2713              3965
HESS CORP                      COM              42809H107     4703    55197 SH       Sole                    22428             32769
HEWLETT PACKARD COMPANY        COM              428236103     4347   106100 SH       Sole                    43121             62979
INTERNATIONAL BUSINESS MACHINE COM              459200101     5113    31353 SH       Sole                    12742             18611
JOHNSON & JOHNSON COM          COM              478160104     3067    51760 SH       Sole                    21040             30720
JOY GLOBAL INC COM             COM              481165108     3950    39971 SH       Sole                    16240             23731
JP MORGAN CHASE & CO           COM              46625H100     3641    78989 SH       Sole                    32095             46894
LEUCADIA NATIONAL CORP         COM              527288104     5645   150386 SH       Sole                    61104             89282
MACYS INC                      COM              55616P104     3112   128288 SH       Sole                    52118             76170
MC DONALDS CORPORATION         COM              580135101     3522    46291 SH       Sole                    18818             27473
MCKESSON CORPORATION           COM              58155Q103     2152    27223 SH       Sole                    11061             16162
METLIFE INC                    COM              59156R108     2731    61063 SH       Sole                    24813             36250
NISOURCE INC                   COM              65473P105     3935   205168 SH       Sole                    83346            121822
NORTHROP GRUMMAN CORP          COM              666807102     1773    28271 SH       Sole                    11487             16784
OCCIDENTAL PETROLEUM CORPORATI COM              674599105     1946    18621 SH       Sole                     7568             11053
ORACLE CORPORATION             COM              68389X105     4638   138737 SH       Sole                    56371             82366
PHILIP MORRIS INTERNATIONAL IN COM              718172109     3345    50960 SH       Sole                    20706             30254
PRUDENTIAL FINANCIAL INC       COM              744320102     2915    47344 SH       Sole                    19234             28110
SOUTHWEST AIRLINES CO          COM              844741108     3779   299185 SH       Sole                   121566            177619
TELEFLEX INC COM               COM              879369106     1379    23785 SH       Sole                     9665             14120
TEXAS INSTRS INC COM           COM              882508104     3715   107505 SH       Sole                    43669             63836
TORCHMARK CORP COM             COM              891027104     1963    29523 SH       Sole                    11996             17527
TRAVELERS COMPANIES INC COM    COM              89417E109     3472    58367 SH       Sole                    23707             34660
TRW AUTOMOTIVE HLDGS           COM              87264S106     3317    60220 SH       Sole                    24469             35751
UNITEDHEALTH GROUP INC COM     COM              91324P102     1886    41727 SH       Sole                    16953             24774
UNUM GROUP                     COM              91529Y106     1900    72396 SH       Sole                    29416             42980
VALERO ENERGY CORP NEW COM     COM              91913Y100     2407    80716 SH       Sole                    32804             47912
VERIZON COMMUNICATIONS INC COM COM              92343V104     1902    49353 SH       Sole                    20043             29310








FORM 13F SUMMARY PAGE

Report summary:

Number of other included managers:          0

Form 13F information table entry total:     54

Form 13F information table value total:     175782
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